Organization and Significant Accounting Policies - Fair Values of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash equivalents	$ 5	$ 5	$ 5
LIABILITIES:
Warrants to purchase common stock		4,925
Level 1 [Member]
ASSETS:
Cash equivalents	5	5	5
LIABILITIES:
Warrants to purchase common stock
Level 2 [Member]
ASSETS:
Cash equivalents
LIABILITIES:
Warrants to purchase common stock
Level 3 [Member]
ASSETS:
Cash equivalents
LIABILITIES:
Warrants to purchase common stock		$ 4,925